Bank Loans - Schedule of Maturity Dates for the Company’s Outstanding Bank Loans (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Maturity Dates for the Company’s Outstanding Bank Loans [Abstract]
2026			$ 490,858
2027	477,808	616,407	484,500
2028	477,808	616,407	483,922
2029	477,808	616,407	483,922
2030	477,808	616,407	483,922
2031	344,569	444,519
Thereafter	1,282,822	1,654,934	1,347,093
Total bank loans	3,538,623	4,565,081	3,774,217
Less: Imputed interest	(433,610)	(559,387)	(540,018)
Present value of bank loans	$ 3,105,013	$ 4,005,694	$ 3,234,199